Derivative Financial Instruments - Additional Information (Details) - USD ($)		3 Months Ended	12 Months Ended
	Feb. 18, 2021	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
General Discussion of Derivative Instruments and Hedging Activities [Abstract]
Pay fixed interest rate swap		$ 100,000,000	$ 100,000,000
Proceeds from Fees Received	$ 945,000
Contract maturity date		Sep. 04, 2025	Sep. 04, 2025
Reduction of interest expense		$ 51,000	$ 180,000
Collateral for derivative financial instruments		$ 730,000	$ 730,000	$ 330,000